Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Abstract]
General installations	$ 1,026,079	$ 1,179,621
Office and computer equipment	225,013	258,185
Furniture & fixtures	324,556	374,932
Property and equipment net	$ 1,575,648	$ 1,812,738